Item 1. Report to Shareholders

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free High Yield Fund
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Certified Semiannual Report (Unaudited)

Performance Comparison
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This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------
As of 8/31/04

Lehman Brothers Revenue Bond Index   $19,033
Lipper High Yield Municipal Debt Funds Average   $16,444
Tax-Free High Yield Fund   $17,579

                                  Lehman            Lipper
                                  Brothers      High Yield
                                  Revenue        Municipal             Tax-Free
                                  Bond                Debt                 High
                                  Index      Funds Average           Yield Fund

8/31/1994                       $ 10,000          $ 10,000             $ 10,000
8/31/1995                         10,890            10,760               10,779
8/31/1996                         11,526            11,298               11,408
8/31/1997                         12,656            12,355               12,580
8/31/1998                         13,781            13,434               13,695
8/31/1999                         13,840            13,360               13,534
8/31/2000                         14,742            13,594               13,892
8/31/2001                         16,246            14,587               15,171
8/31/2002                         17,194            14,983               15,572
8/31/2003                         17,630            15,306               16,215
8/31/2004                         19,033            16,444               17,579


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 8/31/04                            1 Year      5 Years    10 Years
--------------------------------------------------------------------------------

Tax-Free High Yield Fund                          8.41%        5.37%       5.80%

Lehman Brothers Revenue
Bond Index                                        7.96         6.58        6.65

Lipper High Yield Municipal
Debt Funds Average                                7.43         4.52        5.05

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Tax-Free High Yield Fund
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Certified Semiannual Report (Unaudited)

FUND PROFILE
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Portfolio Characteristics
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                                                           8/31/03       8/31/04
--------------------------------------------------------------------------------

Price Per Share                                             $11.34        $11.67

30-Day Standardized Yield to Maturity                        4.99%         4.49%

Weighted Average Maturity (years)                             17.2          17.5

Weighted Average Effective Duration (years)                    6.8           5.7

Note: Yields will vary and are not guaranteed.


Portfolio Diversification
--------------------------------------------------------------------------------

                                                       Percent of    Percent of
                                                        Net Assets    Net Assets
                                                           8/31/03       8/31/04

Life Care/Nursing Home Revenue                               16.4%         15.9%

Hospital Revenue                                              17.3          14.4

Industrial and Pollution Control Revenue                      10.2          11.6

Electric Revenue                                              12.0          11.2

Lease Revenue                                                  4.7           7.5

Dedicated Tax Revenue                                          4.4           6.4

Prerefunded Bonds                                              3.9           5.4

Solid Waste Revenue                                            4.7           4.7

Housing Finance Revenue                                        4.2           3.3

General Obligation -- State                                    1.8           3.1

General Obligation -- Local                                    3.9           2.7

All Other Sectors                                             14.4          12.6

Other Assets Less Liabilities                                  2.1           1.2
--------------------------------------------------------------------------------

Total                                                       100.0%        100.0%

--------------------------------------------------------------------------------

Quality Diversification
--------------------------------------------------------------------------------

                                                       Percent of    Percent of
                                                        Net Assets    Net Assets
                                                           8/31/03       8/31/04

AAA                                                          20.6%         15.2%

AA                                                             4.7           5.1

A                                                             11.2          14.1

BBB                                                           28.5          27.8

BB                                                             4.2           3.6

BB and Below                                                   4.0           4.8

Not Rated                                                     26.8          29.4
--------------------------------------------------------------------------------

Total                                                       100.0%        100.0%

Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Free High Yield Fund
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                              Beginning            Ending         Expenses Paid
                           Account Value     Account Value        During Period*
                                  3/1/04           8/31/04     3/1/04 to 8/31/04
--------------------------------------------------------------------------------

Actual                            $1,000         $1,012.50                 $3.55

Hypothetical (assumes 5%
return before expenses)           $1,000         $1,021.67                 $3.57

 * Expenses are equal to the fund's annualized expense ratio for the six-month period (0.70%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by the days in the year (365) to reflect the half-year period.

T. Rowe Price Tax-Free High Yield Fund
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Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                         6 Months     Year
                            Ended    Ended
                          8/31/04  2/29/04  2/28/03  2/28/02  2/28/01  2/29/00
NET ASSET VALUE

Beginning of period        $11.83   $11.48   $11.50   $11.56   $11.21   $12.53

Investment activities

  Net investment
  income (loss)              0.30     0.62     0.64     0.67     0.67     0.66

  Net realized and
  unrealized gain (loss)    (0.16)    0.34    (0.02)   (0.07)    0.35    (1.32)

  Total from
  investment activities      0.14     0.96     0.62     0.60     1.02    (0.66)

Distributions

  Net investment income     (0.30)   (0.61)   (0.64)   (0.66)   (0.67)   (0.66)

NET ASSET VALUE

End of period              $11.67   $11.83   $11.48   $11.50   $11.56   $11.21
                             ---------------------------------------------------

Ratios/Supplemental Data

Total return^               1.25%    8.59%    5.54%    5.28%    9.36%  (5.41)%

Ratio of total
expenses to
average net assets          0.70%!   0.71%    0.71%    0.71%    0.72%    0.71%

Ratio of net investment
income (loss) to average
net assets                  2.63%!   5.33%    5.56%    5.72%    5.89%    5.54%

Portfolio turnover rate     27.1%!   26.5%    30.8%    32.7%    15.1%    57.4%

Net assets,
end of period
(in millions)              $1,170   $1,173   $1,121   $1,110   $1,095   $1,080

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Portfolio of Investments (1)                                $ Par          Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  2.7%

Baldwin County Eastern Shore Hosp. Auth.

  Thomas Hosp.

    5.75%, 4/1/27                                             885            843

    6.75%, 4/1/21                                           1,950          2,007

Camden Ind. Dev. Board, IDRB, Weyerhauser

    6.125%, 12/1/24                                         2,100          2,244

    6.375%, 12/1/24 #                                       1,500          1,596

Courtland Ind. Dev. Board, PCR

  Int'l. Paper

    5.90%, 2/1/17                                           3,750          3,832

    6.70%, 11/1/29 #                                        1,000          1,070

Huntsville-Redstone Village, 8.125%, 12/1/26                3,000          2,986

Jefferson County, Sewer, 1.45%, 2/1/42 (FGIC Insured)       5,700          5,700

Phoenix IDB, PCR

  MeadWestvaco

    6.10%, 5/15/30                                          2,050          2,142

    6.35%, 5/15/35 #                                        3,000          3,137

Rainbow City Special Health Care Fac.,
Regency Pointe 8.125%, 1/1/21                               4,140          3,519

Selma Ind. Dev. Board, PCR, Int'l. Paper, 6.70%,
2/1/18 #                                                    2,000          2,182

Total Alabama (Cost  $30,605)                                             31,258


ALASKA  1.1%

Alaska HFC

  Single-Family

    5.875%, 12/1/24 (MBIA Insured)                          2,505          2,582

    6.10%, 6/1/30                                           3,935          4,151

    6.15%, 6/1/39                                           6,300          6,638

Total Alaska (Cost  $12,444)                                              13,371


ARIZONA  1.8%

Coconino County, PCR, Nevada Power,
6.375%, 10/1/36 #                                           4,055          3,865

Maricopa County IDA, Gran Victoria Housing,
9.50%, 5/1/23                                               4,130          4,159

Peoria IDA

 Sierra Winds Life Care

    6.25%, 8/15/14                                          2,040          2,059

    6.25%, 8/15/20                                          3,500          3,404

    6.375%, 8/15/29                                         1,250          1,189

    6.50%, 8/15/31                                          1,000            966

Tempe IDA

  Friendship Village

    5.375%, 12/1/13                                         1,000          1,015

    6.75%, 12/1/30                                          2,700          2,740

Yavapai County IDA, Yavapai Regional
Medical Center 6.00%, 8/1/33                                1,100          1,124

Total Arizona (Cost  $20,142)                                             20,521


CALIFORNIA  12.2%

Abag Fin. Auth. For Nonprofit Corps,
Windemere Ranch 6.00%, 9/1/34                               4,900          5,003

California, GO

    5.50%, 4/1/30                                           5,500          5,836

    5.50%, 11/1/33                                         10,140         10,722

    5.65%, 6/1/30                                           5,750          6,178

California, Economic Recovery, 5.00%,
7/1/23 (Tender 7/1/07)                                      3,000          3,241

California Dept. of Water Resources

  Power Supply

    5.375%, 5/1/21                                          1,925          2,064

    5.50%, 5/1/14 (AMBAC Insured) ++                        9,000         10,151

    5.75%, 5/1/17                                           3,000          3,381

California Fin. Auth., PCR

  Pacific Gas & Electric, 3.50%, 12/1/23
  (Tender 6/1/07) (FGIC Insured) #                         10,000         10,287

  Southern California Edison, 2.00%,
  3/1/08 (Tender 3/1/06)                                    3,000          2,986

California Public Works Board

  Community Colleges

    5.50%, 6/1/21                                           1,155          1,260

    5.50%, 6/1/22                                           1,220          1,321

    5.50%, 6/1/23                                           1,285          1,382

California Statewide CDA, Memorial Health Services
6.00%, 10/1/23                                              2,250          2,404

Capistrano Unified School Dist.,
Dist. # 90-2, 6.00%, 9/1/33                                 1,250          1,274

City of Roseville

  Stoneridge East Community Fac. District #1

    6.20%, 9/1/21                                           1,250          1,311

    6.30%, 9/1/31                                           2,500          2,573

Corona Community Fac. Dist.

  Conrona Crossing

    5.80%, 9/1/29                                           2,000          2,009

    5.875%, 9/1/34                                          2,000          2,016

Corona-Norco PFA, 6.125%, 9/1/34                            3,500          3,602

East Palo Alto Redev. Agency

  Univ. Circle Gateway/101 Corridor

    6.50%, 10/1/19                                          1,000          1,085

    6.625%, 10/1/29                                         1,780          1,900

Folsom, Community Fac. Dist. No. 10,
5.875%, 9/1/28                                              4,000          4,024

Foothill / Eastern Transportation Corridor Agency

    Zero Coupon, 1/1/15 (Escrowed to Maturity)              2,650          1,721

    Zero Coupon, 1/1/19 (Escrowed to Maturity)             10,000          5,182

Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12               2,500          2,555

Golden State Tobacco Securitization Corp.

  Tobacco Settlement

    5.50%, 6/1/33                                           9,100          9,347

    5.625%, 6/1/38                                          8,000          8,276

Lincoln, Community Fac. Dist. No. 2003-1,
6.00%, 9/1/34                                               2,500          2,536

Los Angeles County, Marina del Rey, COP,
6.50%, 7/1/08                                               2,680          2,737

Orange County Community Fac. Dist., Ladera Ranch
5.55%, 8/15/33                                              5,500          5,510

Sacramento City Fin. Auth., Sacramento Hotel &
Convention Center, 6.25%, 1/1/30                           10,000         10,071

Univ. of California Regents, 5.125%, 5/15/20
(AMBAC Insured)                                             1,500          1,609

Vernon Electric System, Malburg Generating Station,
5.50%, 4/1/33                                               4,620          4,677

West Hollywood Community Dev., East Side Redev.
5.75%, 9/1/33                                               2,000          2,042

Total California (Cost  $135,884)                                        142,273

COLORADO  1.5%

Colorado Ed. & Cultural Fac. Auth.

  Excel Academy

    7.30%, 12/1/23                                          1,000          1,007

    7.50%, 12/1/33                                          1,750          1,768

  Peak to Peak Charter Schools

    7.50%, 8/15/21 (Prerefunded 8/15/11!)                   1,000          1,251

    7.625%, 8/15/31 (Prerefunded 8/15/11!)                  1,000          1,269

Colorado HFA

  Adventist Health

    6.50%, 11/15/31                                         2,000          2,182

    6.625%, 11/15/26                                          500            550

  Covenant Retirement Communities, 6.125%, 12/1/33          4,900          5,019

Denver City & County Airport, 5.50%, 11/15/12
(FSA Insured) #                                             3,695          4,061

Total Colorado (Cost  $15,692)                                            17,107

CONNECTICUT  1.4%

Mashantucket Western Pequot Tribe

    5.50%, 9/1/28                                           5,000          5,078

  144A, 5.70%, 9/1/12                                       1,000          1,071

  144A, 5.75%, 9/1/18                                       1,000          1,050

  144A, 5.75%, 9/1/27                                       4,000          4,103

Mohegan Tribe Indians Gaming Auth.

    6.25%, 1/1/21                                           2,500          2,713

    6.25%, 1/1/31                                           2,000          2,110

Total Connecticut (Cost  $14,852)                                         16,125


DELAWARE  0.1%

Delaware HFA, Catholic Health East, 5.75%, 11/15/33           750            785

Total Delaware (Cost  $771)                                                  785

DISTRICT OF COLUMBIA  2.5%

District of Columbia, GO

    9.29%, 6/1/17 (FSA Insured) !!                          2,375          2,867

    9.544%, 6/1/13 (FSA Insured) !!                         4,685          5,743

    9.544%, 6/1/14 (FSA Insured) !!                         2,810          3,454

District of Columbia

  American Geophysical Union, 5.875%, 9/1/23                1,750          1,760

  Friendship Public Charter School Dist.
  5.125%, 6/1/27 (ACA Insured)                              2,000          1,957

  Henry Adams House, 6.60%, 11/1/15                         2,055          2,235

  Medlantic Health, 5.75%, 8/15/26
  (Escrowed to Maturity) (MBIA Insured)                     6,000          6,461

  Methodist Home of D.C.

    5.50%, 1/1/11                                           1,000            992

    6.00%, 1/1/20                                           3,920          3,624

Total District of Columbia (Cost  $26,221)                                29,093


FLORIDA  3.7%

Brandy Creek Community Dev. Dist.

    5.40%, 5/1/09                                             650            654

    6.35%, 5/1/34                                           1,000          1,039

Briger Community Dev. Dist., 5.80%, 5/1/07                    130            130

Double Branch Community Dev. Dist.

    5.60%, 5/1/07                                             725            728

    6.70%, 5/1/34                                           1,500          1,600

Fishhawk Community Dev. Dist.

    5.00%, 11/1/07                                          4,575          4,615

    5.125%, 11/1/09                                         2,025          2,050

Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09        2,915          2,937

Heritage Harbour South Community Dev. Dist.
5.40%, 11/1/08                                              2,515          2,537

Jacksonville HFA, Baptist Health,
VRDN (Currently 1.36%)                                      1,800          1,800

Jacksonville, IDRB, Beverly Enterprises, 7.00%,
10/1/11 (Prerefunded 10/1/04!)                              1,450          1,486

Laguna Lakes Community Dev. Dist.

    5.25%, 11/1/07                                            735            738

    6.40%, 5/1/33                                             990          1,016

Lee County IDA, Cypress Cove at Healthpark
6.375%, 10/1/25                                             2,600          2,585

Middle Village Community Dev. Dist.

    5.00%, 5/1/09                                           1,225          1,230

    5.80%, 5/1/22                                           1,000          1,009

Orange County HFA

  Westminster Community Care

    6.50%, 4/1/12                                           2,350          2,190

    6.75%, 4/1/34                                           2,695          2,315

Preserve Wilderness Lake Community Dev.

    5.00%, 5/1/09                                             940            946

    5.90%, 5/1/34                                           2,260          2,264

Saddlebrook Community Dev. Dist., 6.25%, 5/1/09               760            765

Saint John's County IDA, Vicar's Landing,
6.75%, 2/15/12                                              4,000          4,085

Seven Oaks Community Dev. Dist., 5.30%, 11/1/08             4,230          4,254

Total Florida (Cost  $42,806)                                             42,973


GEORGIA  3.3%

Americus & Sumter County Hosp. Auth.

  Magnolia Manor

    6.25%, 5/15/19                                          1,000            992

    6.375%, 5/15/29                                         3,500          3,434

Athens - Clarke County Residential Care Fac.,
Wesley Woods of Athens, 6.375%, 10/1/27                     2,500          2,176

Atlanta Water & Sewer, VRDN (Currently 1.35%)
(FSA Insured)                                                 600            600

Chatham County Hosp. Auth., Memorial Univ.
Medical Center, 6.125%, 1/1/24                              3,250          3,458

Coweta County Residential Care Fac. for
the Elderly Wesley Woods of Newnan-Peachtree
City, 8.25%, 10/1/26                                        3,145          3,273

Fulton County Residential Care Fac., Canterbury Court
6.125%, 2/15/34                                             2,000          1,972

Milledgeville & Baldwin County Dev. Auth.,
Georgia College & State Univ. Foundation,
6.00%, 9/1/33                                               2,500          2,639

Municipal Electric Auth. of Georgia,
Electric Power Supply 6.25%, 1/1/17                         4,000          4,817

Rockdale County Dev. Auth.

  Pratt Industries USA

    7.40%, 1/1/16 #                                         3,365          3,473

    7.50%, 1/1/26 #                                         3,900          4,038

Savannah Economic Dev. Auth.

  Marshes of Skidaway

    6.85%, 1/1/19                                           2,240          2,265

    7.40%, 1/1/34                                           1,575          1,593

  Savannah College of Art & Design
  6.80%, 10/1/19 (Prerefunded 10/1/09!)                     3,430          4,082

Total Georgia (Cost  $37,004)                                             38,812


HAWAII  0.6%

Hawaii Dept. of Budget & Fin.

  Hawaii Pacific Health, B&F Kapiolani

    6.20%, 7/1/16                                           2,000          2,084

    6.25%, 7/1/21                                           5,000          5,187

Total Hawaii (Cost  $7,036)                                                7,271


IDAHO  0.7%

Idaho Housing Agency, Single Family, 7.80%, 1/1/23 #          225            225

Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07 #       2,500          2,556

Nez Perce County IDRB, PCR, Potlatch, 7.00%, 12/1/14        1,000          1,075

Power County, PCR, FMC Corp. Solid Waste Disposal
6.45%, 8/1/32 #                                             4,570          4,682

Total Idaho (Cost  $8,122)                                                 8,538


ILLINOIS  4.4%

Aurora Economic Dev., Dreyer Medical Clinic,
8.75%, 7/1/14                                               3,195          3,203

Chicago Board of Ed., GO, 1.375%, 3/1/14                    4,000          4,000

Chicago O'Hare Int'l. Airport, United Airlines
5.20%, 4/1/11 #*                                            4,400            737

Granite City-Madison County, Waste Management
5.00%, 5/1/27 (Tender 5/1/05) #                             2,000          2,032

Illinois Dev. Fin. Auth., PCR, Citgo Petroleum
8.00%, 6/1/32 #                                             1,750          1,896

Illinois Ed. Fac. Auth., Augustana College,
5.70%, 10/1/32                                              2,500          2,557

Illinois HFA

  Central Dupage Health, VRDN (Currently 1.46%)             6,175          6,175

  Glen Oaks Medical Center, 7.00%, 11/15/19
  (Escrowed to Maturity)                                    3,300          3,598

  Hinsdale Hosp., 7.00%, 11/15/19
  (Escrowed to Maturity)                                    5,100          5,561

  Lutheran Senior Ministries, 7.375%, 8/15/31               4,750          4,739

  Riverside Health

    5.75%, 11/15/20                                         2,620          2,691

    6.00%, 11/15/32                                         4,000          4,160

    6.80%, 11/15/20                                         2,250          2,734

  Villa Saint Benedict, 6.90%, 11/15/33                     3,500          3,499

Village of Carol Stream

  Windsor Park Manor

    7.00%, 12/1/13 (Prerefunded 12/1/07!)                   2,000          2,313

    7.20%, 12/1/14 (Prerefunded 12/1/07!)                   1,200          1,396

Total Illinois (Cost  $48,952)                                            51,291


INDIANA  1.7%

Goshen, Greencroft Obligated Group, 5.75%, 8/15/28          4,000          3,839

Hammond Sewage & Solid Waste, Cargill,
8.00%, 12/1/24 #                                            3,800          3,936

Indiana HFA

  Clarian Health Partners, 5.50%, 2/15/16
  (MBIA Insured)                                            2,800          3,001

  Community Foundation, 6.00%, 3/1/34                       3,000          2,931

Indianapolis Airport Auth., IDRB, United Airlines
6.50%, 11/15/31 #*                                         11,628          1,948

Saint Joseph County

  Madison Center

    5.45%, 2/15/17                                          3,400          3,447

    5.50%, 2/15/21                                          1,150          1,147

Total Indiana (Cost  $27,672)                                             20,249


IOWA  0.6%

Iowa Fin. Auth., Wesley Retirement Services
6.25%, 2/1/12 (Prerefunded 8/1/05!)                         2,400          2,520

Scott County, Ridgecrest Village, 7.25%, 11/15/26           4,750          4,881

Total Iowa (Cost  $7,197)                                                  7,401

KANSAS  1.2%

Burlington PCR, Gas & Electric, 5.30%,
6/1/31 (MBIA Insured)                                       5,000          5,253

City of Olathe, Aberdeen Village, 8.00%, 5/15/30            2,000          2,181

Lenexa Health Care Fac., Lakeview Village,
6.875%, 5/15/32                                             1,100          1,160

Overland Park Dev. Corp., 7.375%, 1/1/32                    5,000          5,102

Total Kansas (Cost  $13,077)                                              13,696


KENTUCKY  0.5%

Florence Housing Fac., Kentucky Bluegrass
7.625%, 5/1/27 (Prerefunded 5/1/07!)                        2,500          2,896

Kenton County Airport Board, Delta Airlines,
7.50%, 2/1/12 #                                             3,750          2,618

Total Kentucky (Cost  $6,222)                                              5,514


LOUISIANA  1.8%

Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 #        6,250          6,473

Louisiana PFA

  Pendleton Memorial Methodist Hosp.

    5.25%, 6/1/17 (Prerefunded 6/1/08!)                     4,515          4,948

    5.25%, 6/1/28 (Prerefunded 6/1/08!)                     3,780          4,143

West Feliciana Parish PCR, Entergy
5.65%, 9/1/28 (Tender 9/1/04)                               5,000          5,000

Total Louisiana (Cost  $19,224)                                           20,564


MARYLAND  4.3%

Baltimore, Harborview Lot # 2, 6.50%, 7/1/31                1,750          1,759

Gaithersburg, Asbury Solomons Group

    VRDN (Currently 1.35%) (MBIA Insured)                   4,130          4,130

    5.50%, 1/1/15                                           5,500          5,508

Maryland  Energy Fin. Administration,
Office Paper Recycling 7.50%, 9/1/15 #                      5,640          5,780

Maryland Economic Dev. Corp.

  Anne Arundel County Golf Course, 8.25%, 6/1/28            4,000          3,713

  Morgan State Univ. Student Housing, 6.00%, 7/1/34         8,250          8,496

  Univ. of Maryland College Park Student Housing
  5.75%, 6/1/31                                             2,000          2,008

Maryland HHEFA

  Adventist Healthcare, 5.75%, 1/1/25                       2,750          2,789

  Carroll County General Hosp.

    5.80%, 7/1/32                                           1,500          1,545

    6.00%, 7/1/19                                           1,300          1,401

    6.00%, 7/1/26                                           1,000          1,048

  Doctor's Community Hosp., 5.50%, 7/1/24                   4,905          4,893

  Sheppard & Enoch Pratt Foundation
  1.45%, 7/1/28 (RAA Insured)                               2,000          2,000

Northeast Maryland Waste Disposal Auth.

  IDRB, Waste Management, 5.00%, 1/1/12 #                   3,250          3,328

  Montgomery County Resources Fac., 5.90%, 7/1/05 #         1,500          1,544

Westminister, Carroll Luthern Village
VRDN (Currently 1.34%)                                        700            700

Total Maryland (Cost  $48,864)                                            50,642


MASSACHUSETTS  3.2%

Massachusetts, GO

    5.50%, 12/1/09                                          1,500          1,690

    9.187%, 8/1/19 (MBIA Insured)                           5,000          6,575

Massachusetts Bay Transportation Auth., GO

    7.00%, 3/1/19                                           2,500          3,213

    7.00%, 3/1/21                                           2,000          2,566

Massachusetts Dev. Fin. Agency

  Beverly Enterprises, 7.375%, 4/1/09                       2,650          2,658

  Boston Univ., 5.45%, 5/15/59 (XLCA Insured)               2,500          2,725

  Covanta Haverhill

    5.30%, 12/1/14 #                                        1,000            977

    6.70%, 12/1/14 #                                        2,250          2,410

Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32      3,600          3,817

Massachusetts Ind. Fin. Agency

  Bradford College, 5.625%, 11/1/28 *                       6,000              6

  Covanta Haverhill

    5.40%, 12/1/11 #                                        3,600          3,638

    5.60%, 12/1/19 #                                        2,000          1,985

  Nevins Home, 7.875%, 7/1/23                               4,730          4,740

Total Massachusetts (Cost  $37,503)                                       37,000


MICHIGAN  1.2%

Cornell Township Economic Dev., PCR, MeadWestvaco
5.875%, 5/1/18                                              2,250          2,340

Delta County Economic Dev. Corp., PCR, MeadWestvaco
6.25%, 4/15/27                                              1,000          1,054

Garden City Hosp. Fin. Auth.

  Garden City Hosp.

    5.625%, 9/1/10                                          1,200          1,191

    5.75%, 9/1/17                                           1,280          1,210

Michigan Hosp. Fin. Auth., Ascension Health
5.30%, 11/15/33 (Tender 11/15/06)                           1,000          1,068

Michigan Strategic Fund, IDRB, Waste Management
5.20%, 4/1/10 #                                             6,500          6,830

Total Michigan (Cost  $12,773)                                            13,693


MINNESOTA  0.6%

Hubbard County Solid Waste Disposal, IDRB, Potlatch
7.25%, 8/1/14 #                                             3,000          3,170

Minneapolis, Walker Methodist Senior Services
6.00%, 11/15/28                                             4,500          3,484

Minneapolis-St. Paul Metropolitan Airport Commission
Northwest Airlines, 6.50%, 4/1/25 (Tender 4/1/05) #         1,000            953

Total Minnesota (Cost  $8,460)                                             7,607


MISSISSIPPI  1.4%

Mississippi Business Fin., PCR, Entergy Corp.,
5.90%, 5/1/22                                              14,325         14,465

Warren County, PCR, Int'l. Paper, 6.75%, 8/1/21 #           2,000          2,187

Total Mississippi (Cost  $15,904)                                         16,652

MISSOURI  0.7%

Good Shepherd Nursing Home Dist.

  5.45%, 8/15/08                                              805            824

  5.90%, 8/15/23                                            2,000          1,773

Kansas City IDA, Bishop Spencer, 6.50%, 1/1/35              1,000          1,006

Missouri HEFA, Washington Univ., VRDN
(Currently 1.34%)                                             100            100

Newton County IDA, Beverly Enterprises
7.125%, 11/1/08 (Prerefunded 11/1/04!)                        810            833

Sugar Creek, IDRB, LaFarge North America,
5.65%, 6/1/37 #                                             3,750          3,762

Total Missouri (Cost  $8,445)                                              8,298


MONTANA  0.2%

Montana Board of Housing, Single Family, 6.00%,
12/1/29 #                                                   2,815          2,916

Total Montana (Cost  $2,815)                                               2,916


NEBRASKA  0.1%

City of Kearney

  Great Platte River Road Memorial

    Zero Coupon, 9/1/12                                     1,583             24

    8.00%, 9/1/12                                             136            119

Nebraska Investment Fin. Auth., Single Family
6.30%, 9/1/20 #                                             1,075          1,149

Total Nebraska (Cost  $1,211)                                              1,292


NEVADA  1.1%

Clark County IDRB, PCR, Southwest Gas

    5.45%, 3/1/38 (Tender 3/1/13)                           2,875          3,050

    5.80%, 3/1/38 (Tender 3/1/13) #                         7,545          8,077

Henderson Local Improvement Dist., Sun City
Anthem Phase II, 5.80%, 3/1/23                              2,095          2,141

Total Nevada (Cost  $12,516)                                              13,268


NEW HAMPSHIRE  0.6%

New Hampshire HHEFA

  Covenant Health, 6.125%, 7/1/31                           5,000          5,241

  Exeter Hosp., 6.00%, 10/1/24                              2,000          2,153

Total New Hampshire (Cost  $6,869)                                         7,394


NEW JERSEY  5.8%

Camden County Improvement Auth., Holt
Hauling & Warehousing, 8.00%, 6/1/27 #*                     4,000            233

Gloucester County Improvement Auth., IDRB, Solid Waste
Management, 6.85%, 12/1/29 (Tender 12/1/09)                 1,000          1,143

New Jersey Economic Dev. Auth.

  Franciscan Oaks, 5.75%, 10/1/23                           1,775          1,653

  Kapkowski Road Landfill

    5.75%, 10/1/21                                          4,225          4,268

    6.375%, 4/1/18 (Prerefunded 5/15/14!)                   2,000          2,455

    6.375%, 4/1/31 (Prerefunded 5/15/14!)                   2,000          2,464

  Keswick Pines

    5.70%, 1/1/18                                           1,500          1,523

    5.75%, 1/1/24                                           3,885          3,844

  Motor Vehicle Surcharge

    Zero Coupon, 7/1/18 (MBIA Insured)                      5,000          2,669

    5.25%, 7/1/31 (MBIA Insured)                           10,000         10,468

  Presbyterian Homes at Montgomery, 6.375%, 11/1/31         4,200          4,255

  The Evergreens, 6.00%, 10/1/17                            1,300          1,332

  Winchester Gardens at Ward Homesite, 5.80%,11/1/31        1,500          1,493

New Jersey Economic Dev. Auth., IDRB,
Continental Airlines 6.25%, 9/15/19 #                       4,690          3,680

New Jersey HFFA

  Pascack Valley Hosp. Assoc.

    6.50%, 7/1/23                                           3,000          2,844

    6.625%, 7/1/36                                          4,875          4,498

  South Jersey Hosp.

    5.875%, 7/1/21                                          4,500          4,759

    6.00%, 7/1/32                                           1,130          1,181

New Jersey Sports & Exhibition Auth., Monmouth
8.00%, 1/1/25 (Prerefunded 1/1/05!)                         5,250          5,470

Tobacco Settlement Fin. Corp.

    6.75%, 6/1/39                                           3,600          3,350

    7.00%, 6/1/41                                           4,445          4,284

Total New Jersey (Cost  $70,145)                                          67,866


NEW YORK  8.3%

Brookhaven IDA, Methodist Retirement Community
4.375%, 11/1/31 (Tender 11/1/06)                            2,500          2,557

Dormitory Auth. of the State of New York

    5.50%, 7/1/25 (MBIA Insured)                            1,470          1,565

    5.50%, 7/1/25 (Prerefunded 7/1/06!) (MBIA Insured)      2,030          2,209

    6.00%, 7/1/14                                           2,730          3,146

  City Univ., 5.625%, 7/1/16                                3,100          3,577

  Nyack Hosp., 6.25%, 7/1/13                                1,500          1,370

  State Univ. Ed. Fac.

     5.25%, 5/15/13                                         5,000          5,598

     5.875%, 5/15/17                                        3,000          3,533

Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39                                               1,140          1,072

Long Island Power Auth., 5.125%, 12/1/22 (FSA Insured)      1,000          1,057

Metropolitan Transportation Auth., 5.25%, 11/15/32          6,000          6,172

New York City, 5.875%, 3/15/13 (Prerefunded 3/15/06!)       2,610          2,815

New York City, GO

    5.00%, 8/1/06                                           3,000          3,170

    5.50%, 8/1/15                                           4,810          5,303

    5.875%, 3/15/13                                           140            150

    6.00%, 2/15/16 (Prerefunded 2/15/05!)                     705            727

    6.25%, 8/1/09                                           6,720          7,297

    6.25%, 8/1/09 (Prerefunded 8/1/06!)                       280            308

New York City IDA, IDRB, JFK Airport, 5.50%, 7/1/28 #       6,000          5,844

New York State Mortgage Agency, Single Family
5.90%, 4/1/27                                               4,000          4,166

New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)                               5,500          6,000

Niagara County IDA, American Ref-Fuel

    5.55%, 11/15/24 (Tender 11/15/13) #                     1,000          1,045

    5.55%, 11/15/24 (Tender 11/15/15)                       2,000          2,116

Oneida County IDA

 Saint Elizabeth Medical Center

    5.625%, 12/1/09                                         1,400          1,416

    5.875%, 12/1/29                                         2,750          2,427

    6.00%, 12/1/19                                          2,520          2,339

Suffolk County IDA

  Huntington Hosp., 5.875%, 11/1/32                         4,000          4,113

  Jefferson Ferry

    7.20%, 11/1/19                                          1,250          1,302

    7.25%, 11/1/28                                          2,000          2,083

Tobacco Settlement Fin. Corp.

    5.25%, 6/1/20 (AMBAC Insured)                           5,000          5,392

    5.50%, 6/1/15                                           2,500          2,735

Yonkers Ind. Dev. Agency, Civic Fac., 6.625%, 2/1/26        4,000          4,289

Total New York (Cost  $91,202)                                            96,893


NORTH CAROLINA  2.8%

Haywood County PCR

  Int'l Paper

    5.50%, 10/1/18 #                                        2,000          2,041

    5.75%, 12/1/25 #                                        2,100          2,114

North Carolina Eastern Municipal Power Agency

    5.125%, 1/1/14                                          2,000          2,129

    5.75%, 1/1/26                                           4,350          4,513

    6.75%, 1/1/26                                          10,125         11,197

North Carolina Medical Care Commission

    Maria Parham Medical Center, 6.50%, 10/1/26             3,400          3,599

    Presbyterian Homes, 7.00%, 10/1/31                      4,000          4,250

North Carolina Municipal Power Agency #1,
Catawba Electric 6.375%, 1/1/13                             3,000          3,393

Total North Carolina (Cost  $30,836)                                      33,236


NORTH DAKOTA  0.6%

Grand Forks Health Care, Altru Health System
Obligated Group 7.125%, 8/15/24                             2,000          2,174

Mercer County, PCR, Basin Electric Power Co-Op.
7.20%, 6/30/13 (AMBAC Insured)                              3,500          4,297

Total North Dakota (Cost  $5,849)                                          6,471


OHIO  1.6%

Akron, Baseball, COP, 6.90%, 12/1/16 STEP                   2,200          2,377

Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29                                                500            533

Montgomery County Hosp.

  Catholic Health Initiatives, 6.00%, 12/1/19               3,500          3,901

  Kettering Medical Center, 6.75%, 4/1/18                   2,100          2,322

Ohio Water Dev. Auth., PCR, FirstEnergy

    6.10%, 8/1/20 #                                         2,600          2,615

    7.70%, 8/1/25                                           2,800          2,978

    8.00%, 10/1/23 #                                        3,700          3,793

Total Ohio (Cost  $17,304)                                                18,519


OKLAHOMA  1.4%

Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15          6,300          6,351

Oklahoma Dev. Fin. Auth.

    Hillcrest Healthcare, 5.625%, 8/15/29
    (Prerefunded 8/15/09!)                                  5,000          5,671

    Inverness Village, 8.00%, 2/1/32                        4,900          4,276

Total Oklahoma (Cost  $14,507)                                            16,298


OREGON  1.0%

Oregon, COP, 5.25%, 11/1/20 (MBIA Insured)                 10,000         10,743

Western Generation Agency, Wauna Cogeneration
7.25%, 1/1/09 #                                             1,000          1,017

Total Oregon (Cost  $11,187)                                              11,760


PENNSYLVANIA  4.6%

Allegheny County Hosp. Dev. Auth.

  West Penn Allegheny Health System

    9.25%, 11/15/22                                         1,000          1,137

    9.25%, 11/15/30                                         4,000          4,548

Beaver County IDA, PCR, FirstEnergy, 7.75%, 5/1/20          2,000          2,143

Bucks County IDA

  Chandler Hall

    6.20%, 5/1/19                                           1,275          1,226

    6.30%, 5/1/29                                           7,625          7,097

Cumberland County Municipal Auth., Wesley
Affiliated Services, 7.125%, 1/1/25                         4,200          4,251

Delaware County IDA, American Ref-Fuel,
6.20%, 7/1/19                                               3,405          3,557

Lancaster County Hosp. Auth., Saint Anne's Home
for the Aged, 6.60%, 4/1/24                                 3,200          3,193

Monroe County Hosp. Auth., Pocono Medical Center
6.00%, 1/1/43                                               4,000          4,083

Montgomery County HHEFA

  Philadelphia Geriatric Center

    7.00%, 12/1/12                                          3,360          3,578

    7.25%, 12/1/19                                          2,500          2,605

    7.375%, 12/1/33 (Prerefunded 12/1/04!)                  1,900          1,946

Pennsylvania Higher EFA, Widener Univ.,
5.375%, 7/15/29                                             1,000          1,016

Philadelphia Auth. for Ind. Dev.

  Paul's Run Retirement Community

    5.85%, 5/15/13                                          1,165          1,187

    5.875%, 5/15/28                                         3,340          3,255

West Shore Area Auth., Holy Spirit Hosp.,
6.25%, 1/1/32                                               3,750          3,861

Westmoreland County IDA, Redstone Presbyterian
Seniorcare, 8.00%, 11/15/23                                 5,000          5,369

Total Pennsylvania (Cost  $51,295)                                        54,052


PUERTO RICO  0.9%

Puerto Rico Highway & Transportation Auth.,
5.50%, 7/1/18                                               5,000          5,344

Puerto Rico Public Fin., 5.75%, 8/1/27
(Tender 2/1/12)                                             5,000          5,637

Total Puerto Rico (Cost  $10,548)                                         10,981


SOUTH CAROLINA  2.0%

Connector 2000 Assoc.

    Zero Coupon, 1/1/08                                     2,600          1,741

    Zero Coupon, 1/1/10                                     2,900            727

    Zero Coupon, 1/1/21 (ACA Insured)                       6,100          2,126

    Zero Coupon, 1/1/31                                    21,100          1,860

Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 #       2,000          2,102

Piedmont Municipal Power Agency

    5.25%, 1/1/21                                           1,000          1,003

    5.75%, 1/1/24                                           5,000          5,006

South Carolina Jobs Economic Dev. Auth., Bon Secours
Health Systems, 5.625%, 11/15/30                            4,000          4,043

South Carolina Public Service Auth.
5.875%, 1/1/23 (FGIC Insured)                               5,000          5,340

Total South Carolina (Cost  $27,737)                                      23,948


SOUTH DAKOTA  0.3%

South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31       3,500          3,576

Total South Dakota (Cost  $3,576)                                          3,576


TENNESSEE  0.9%

Clarksville Public Building Auth., GO
VRDN (Currently 1.37%)                                          5              5

Maury County, IDRB, Occidental Petroleum, Solid Waste
Disposal, 6.25%, 8/1/18 #                                   3,600          3,820

Shelby County Health Ed. & Housing Board

  The Village at Germantown

    6.375%, 12/1/13                                           700            722

    7.25%, 12/1/34                                          2,500          2,571

Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22                                               3,100          3,182

Total Tennessee (Cost  $9,805)                                            10,300


TEXAS  7.7%

Abilene Health Fac. Dev. Corp.

  Sears Methodist Retirement

    5.875%, 11/15/18                                        2,750          2,774

    6.00%, 11/15/29                                         3,500          3,420

    7.00%, 11/15/33                                         4,250          4,540

Alliance Airport Auth., IDRB, Federal Express
6.375%, 4/1/21 #                                            1,350          1,413

Amarillo Health Fac. Dev. Corp., Sears Panhandle
Retirement 7.75%, 8/15/26 (Prerefunded 8/15/06!)            4,800          5,442

Brazos River Auth., PCR

  Centerpoint Energy, 7.75%, 12/1/18                        5,000          5,450

  TXU Energy

    5.05%, 6/1/30 (Tender 6/19/06) #                        1,500          1,545

    5.75%, 5/1/36 (Tender 11/1/11) #                        2,475          2,554

    6.75%, 10/1/38 #                                        2,000          2,101

    7.70%, 4/1/33 #                                         4,850          5,659

Brazos River Harbor Navigation Dist., IDRB,
Dow Chemical 4.20%, 5/15/33 (Tender 5/15/05)                2,000          2,022

Denison Hosp. Auth., Texoma Medical Center
7.10%, 8/15/24                                              5,005          5,076

Gulf Coast Waste Disposal Auth., Anheuser-Busch
5.90%, 4/1/36 #                                             6,750          7,090

Harris County Health Fac. Dev. Corp., Memorial
Hermann Healthcare System, 6.375%, 6/1/29                   5,250          5,703

Houston, 6.40%, 6/1/27                                      4,250          4,628

Houston Airport, IDRB, Continental Airlines

    6.125%, 7/15/27 #                                       4,500          3,123

    6.75%, 7/1/29 #                                         6,730          5,155

Houston Health Fac. Dev. Corp.

  Buckingham Senior Living Community

    7.00%, 2/15/23                                            500            517

    7.00%, 2/15/26                                          1,500          1,537

Port Corpus Christi Auth. PCR, CNA Holdings
6.70%, 11/1/30 #                                            6,000          5,955

Port Corpus Christi IDC, PCR, Citgo Petroleum
8.25%, 11/1/31 #                                            3,750          3,962

Sabine River Auth., PCR, TXU Energy, 5.50%
5/1/22 (Tender 11/1/11)                                     4,175          4,418

San Antonio Health Fac. Dev., Beverly Enterprises
8.25%, 12/1/19                                              1,000          1,008

Texas Affordable Housing Corp., NHT\GTEX, 7.25%,
10/1/31                                                     4,000          2,120

Tomball Hosp. Auth., Tomball Regional Hosp.,
6.10%, 7/1/08                                               3,300          3,338

Total Texas (Cost  $89,324)                                               90,550

UTAH  0.6%

Tooele County, PCR

  Safety-Kleen, 7.55%, 7/1/27 #*                            2,000             86

  Union Pacific, 5.70%, 11/1/26 #                           7,000          7,017

Utah Housing Fin. Agency

  Single Family

    7.60%, 7/1/05                                              10             10

    7.75%, 7/1/05                                              20             20

Total Utah (Cost  $8,900)                                                  7,133


VIRGINIA  2.1%

Amelia County IDA, Waste Management
4.90%, 4/1/27 (Tender 4/1/05) #                             5,500          5,575

Arlington County IDA, Arlington Hosp. Center,
5.50%, 7/1/10                                               3,375          3,777

Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) #                             1,500          1,658

Henrico County Economic Dev. Auth., Virginia United
Methodist Homes, 6.50%, 6/1/22                              1,000          1,021

Lexington IDA, Stonewall Jackson Hosp.

    6.05%, 7/1/09                                             125            125

    7.00%, 7/1/25                                             230            230

Norfolk Port & Ind. Auth., IDRB, U.S. Airways
9.625%, 8/1/12 #                                              400            290

Pocahontas Parkway Assoc.

    Zero Coupon, 8/15/10                                    3,600          1,859

    Zero Coupon, 8/15/13                                    2,800          1,041

    Zero Coupon, 8/15/14                                    3,100          1,032

    Zero Coupon, 8/15/15                                    3,200            954

    Zero Coupon, 8/15/17                                    2,095            504

    Zero Coupon, 8/15/19                                    2,000            386

    Zero Coupon, 8/15/22                                    4,600            660

    Zero Coupon, 8/15/23                                    4,700            616

Roanoke IDA, Carilion Health System
VRDN (Currently 1.35%)                                      1,800          1,800

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                               2,350          2,496

Total Virginia (Cost  $28,805)                                            24,024

WASHINGTON  0.5%

Port of Seattle, IDRB, Northwest Airlines,
7.25%, 4/1/30 #                                             3,000          2,518

Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29                                               3,750          3,797

Total Washington (Cost  $6,620)                                            6,315


WEST VIRGINIA  0.5%

West Virginia Hosp. Fin. Auth., Oak Hill Hosp.
6.75%, 9/1/22 (Prerefunded 9/1/10!)                         5,000          6,074

Total West Virginia (Cost  $4,928)                                         6,074


WISCONSIN  0.7%

Oconto Falls CDA, Oconto Falls Tissue,
7.75%, 12/1/22 #                                            2,600          1,951

Wisconsin HEFA, National Regency of New Berlin
8.00%, 8/15/25                                              5,740          5,919

Total Wisconsin (Cost  $8,200)                                             7,870


U. S. VIRGIN ISLANDS  0.4%

Virgin Islands PFA

  Hovensa Refinery

    5.875%, 7/1/22 #                                        1,800          1,891

    6.125%, 7/1/22 #                                        2,350          2,507

Total U. S. Virgin Islands (Cost  $4,157)                                  4,398


PREFERRED SHARES  0.9%

Charter Mac Equity Trust, Pfd., (Series A),
6.00%, 4/30/19                                              4,000          4,155

Munimae Bond Subsidiary Cum. Pfd., (Series A)
144A, 6.875%, 6/30/09 #                                     6,000          6,567

Total Preferred Shares (Cost  $10,000)                                    10,722

FUTURES CONTRACTS  0.0%

Variation margin receivable (payable) on open
futures contracts (2)                                                       (60)

Total Futures Contracts                                                     (60)

Total Investments in Securities

98.8% of Net Assets (Cost  $1,134,208)                                $1,156,530
                                                                      ----------

(2) Open Futures Contracts at August 31, 2004 were as follows:
($ 000s)
                                                           Contract  Unrealized
                                              Expiration     Value   Gain (Loss)
                                              -----------  --------  -----------
Short, 150 US Treasury 10 Year contracts,
$638 par of 5.50% California Dept. of
Water Resources pledged as initial margin      12/04      $(16,847)        $37

Net payments (receipts) of variation
margin to date                                                             (97)

Variation margin receivable (payable)
on open futures contracts                                                 $(60)
                                                                     ----------

  (1) Denominated in U.S. dollars unless otherwise noted

    # Interest subject to alternative minimum tax

    * Defaulted with respect to interest

   ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2004.

    ! Used in determining portfolio maturity

   !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $12,064 and represents 1.0% of net assets

 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $12,791 and represents 1.1% of net assets

  ACA American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

  CDA Community Development Administration

  COP Certificates of Participation

  EFA Educational Facility Authority

 FGIC Financial Guaranty Insurance Company

  FSA Financial Security Assurance Inc.

   GO General Obligation

 HEFA Health & Educational Facility Authority

  HFA Health Facility Authority

  HFC Housing Finance Corp.

 HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

  IDA Industrial Development Authority/Agency

  IDB Industrial Development Bond

  IDC Industrial Development Corp.

 IDRB Industrial Development Revenue Bond

 MBIA MBIA Insurance Corp.

  PCR Pollution Control Revenue

  PFA Public Finance Authority

  RAA Radian Asset Assurance Inc.

 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

 VRDN Variable-Rate Demand Note

 XLCA XL Capital Assurance Inc.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,134,208)                 $1,156,530

Other assets                                                              19,967

Total assets                                                           1,176,497

Liabilities

Total liabilities                                                          6,428

NET ASSETS                                                            $1,170,069
                                                                      ----------

Net Assets Consist of:

Undistributed net investment income (loss)                            $    2,441

Undistributed net realized gain (loss)                                  (37,716)

Net unrealized gain (loss)                                                22,419

Paid-in-capital applicable to 100,288,898 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                        1,182,925

NET ASSETS                                                            $1,170,069
                                                                      ----------

NET ASSET VALUE PER SHARE                                             $    11.67
                                                                      ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                        6 Months
                                                                           Ended
                                                                         8/31/04

Investment Income (Loss)

Interest income                                                         $ 34,314

Expenses

  Investment management                                                    3,566

  Shareholder servicing                                                      294

  Custody and accounting                                                     106

  Prospectus and shareholder reports                                          34

  Registration                                                                22

  Legal and audit                                                             12

  Directors                                                                    3

  Miscellaneous                                                               23

  Total expenses                                                           4,060

  Expenses paid indirectly                                                   (2)

  Net expenses                                                             4,058

Net investment income (loss)                                              30,256

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                               1,764

  Futures                                                                  (993)

  Written options                                                             13

  Net realized gain (loss)                                                   784

Change in net unrealized gain (loss)

  Securities                                                            (18,196)

  Futures                                                                    884

  Change in net unrealized gain (loss)                                  (17,312)

Net realized and unrealized gain (loss)                                 (16,528)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $ 13,728
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           6 Months         Year
                                                              Ended        Ended
                                                            8/31/04      2/29/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                           $   30,256   $   60,165

  Net realized gain (loss)                                      784        2,361

  Change in net unrealized gain (loss)                     (17,312)       30,620

  Increase (decrease) in net assets from operations          13,728       93,146

Distributions to shareholders

  Net investment income                                    (29,953)     (59,592)

Capital share transactions *

  Shares sold                                                90,529      153,917

  Distributions reinvested                                   19,688       39,061

  Shares redeemed                                          (96,795)    (175,121)

  Increase (decrease) in net assets from capital
  share transactions                                         13,422       17,857

Net Assets

Increase (decrease) during period                           (2,803)       51,411

Beginning of period                                       1,172,872    1,121,461

End of period                                            $1,170,069   $1,172,872
                                                         ----------   ----------

(Including undistributed net investment income of $2,441 at 8/31/04 and $2,138 at 2/29/04)

*Share information

  Shares sold                                                 7,803       13,323

  Distributions reinvested                                    1,700        3,382

  Shares redeemed                                           (8,362)     (15,206)

 Increase (decrease) in shares outstanding                    1,141        1,499

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on March 1, 1985. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts are included in investments in securities, and any unrealized gains and losses are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At August 31, 2004, approximately 33% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2004, were as follows:

--------------------------------------------------------------------------------

                                                      Number of
                                                      Contracts        Premiums

Outstanding at beginning of period                            -     $         -

Written                                                     200         118,000

Closed                                                     (200)       (118,000)


Outstanding at end of period                                  -     $         -
                                                      --------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $157,039,000 and $151,144,000, respectively, for the six months ended August 31, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 29, 2004, the fund had $37,357,000 of unused capital loss carryforwards, of which $11,335,000 expire in fiscal 2008, $15,713,000 expire in fiscal 2009, and $10,309,000 thereafter through fiscal 2011.

At August 31, 2004, the cost of investments for federal income tax purposes was $1,132,492,000. Net unrealized gain aggregated $24,135,000 at period-end, of which $62,812,000 related to appreciated investments and $38,677,000 related to depreciated investments.


NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $606,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $52,000 for Price Associates and $200,000 for T. Rowe Price Services, Inc. At period-end, a total of $41,000 of these expenses was payable.

T. Rowe Price Tax-Free High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Free High Yield Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004